Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of debt instruments [Abstract]
Schedule of Debt Securities in Issue

	2023			2022
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m
Senior unsecured notes issued	5,242	37,038	42,280	5,133	36,819	41,952
Covered bonds	–	14,243	14,243	–	14,242	14,242
Certificates of deposit issued	–	8,059	8,059	–	7,225	7,225
Securitisation notes	23	4,211	4,234	26	2,780	2,806
Commercial paper	–	12,041	12,041	–	12,753	12,753
Total debt securities in issue	5,265	75,592	80,857	5,159	73,819	78,978